[GRAPHIC OMITTED]

                        ATALANTA/SOSNOFF INVESTMENT TRUST
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2002
                                   (UNAUDITED)

                              ATALANTA/SOSNOFF FUND
                           ATALANTA/SOSNOFF FOCUS FUND
                           ATALANTA/SOSNOFF VALUE FUND

LETTER TO SHAREHOLDERS JANUARY 14, 2003
================================================================================
Dear Shareholder:

For the year ended November 30, 2002, the Atalanta/Sosnoff Fund returned -15.16% compared with the S&P 500 Index return of -16.51%. For the year ended December 31, 2002, the Atalanta/Sosnoff Fund returned -22.20% compared with -22.10% for the S&P 500 index.

For the year ended November 30, 2002, the Atalanta/Sosnoff Focus Fund returned -14.26% compared with the S&P 500 Index return of -16.51%. For the year ended December 31, 2002, the Atalanta/Sosnoff Focus Fund returned -21.52% compared with -22.10% for the S&P 500 index.

For the year ended November 30, 2002, the Atalanta/Sosnoff Value Fund returned -7.18% compared with the S&P 500 Index return of -16.51%. For the year ended December 31, 2002, the Atalanta/Sosnoff Value Fund returned -14.98% compared with -22.10% for the S&P 500 index.

The stock market rallied strongly in the autumn months, and again in the opening weeks this January. We think it's somewhat ahead of the economic realities we face in coming quarters. Projections of earnings in 2003 seem too optimistic. We are at approximately $50 a share for the S&P 500 Index. The market consensus ranges closer to $55. On our $50 a share projection the market seems rich at 18 times projected '03 earnings. We don't expect any inflationary tendencies and yields on Treasury bonds should remain in a narrow trading range for now. A market valuation closer to 15 times earnings seems more appropriate until it is clear we are no longer in a "stop`n go" economic setting. For the market to rise meaningfully this year, the Iraq situation must be resolved, capital spending has to pick up and the consumer must continue to spend more and save less. This is more of a wish list than a high probability.

The portfolio construct remains in its barbell mode with considerable weighting in both defensive sectors and in stocks that will benefit from economic recovery. We still maintain mid-teens cash reserves. The biggest surprise of late is that some of our defensive holdings in health care, insurance and tobacco were subjected to aggressive selling. We did some rebalancing where, through appreciation, insurance, tobacco and healthcare became outsized positions over the past 18 months. Some of these funds went into technology and into pharmaceuticals. The deep basic for technology is that cash flow for non financial corporations now exceeds present levels of capital spending. Some pickup is likely later this year. During the first 10 days of January our equity performance, up 6 percent, is ahead of the market even with our sizable cash reserves.

We want to define where we depart from the  consensus  on the economic  outlook:
GDP growth will be slower than trendline, closer to 2 percent rather than 3 percent. Fiscal policy still looks anemic even assuming Bush gets his program through the Congress. Oil prices are too high and will impact consumer demand. The auto industry has spent itself with rebates and zero cost financing, borrowing units from this year to meet last year's share of market goals. We expect unemployment to remain over 6 percent. Mortgage refinancing will be less of a stimulus for consumer spending. Finally, the consumer debt burden, built up during the nineties, is way above normal ratios of debt service to disposable income.

This economic cycle was defined by the capital goods spree from '95 to `2000. We have now worked off this overspending by corporations, but it could take another year before capital expenditures expand meaningfully. Other macro economic factors are scary, but more of a medium term threat- mainly our horrendous trade deficit, the balance of payment deficit (5 percent of GDP) and the dollar's weakness which could impact bond yields if foreign investors opt for more Euro fixed income investments. We discount the deflation scenario, impacted by globalization trends in outsourcing production. Additionally, Europe is hardly growing, which suggest our exports are unlikely to pick up meaningfully.

It's hard to see what more the Federal Reserve Board can do. Money market rates are at historic lows. Only aggressive buying of long term Treasuries can stimulate our economy at this juncture. The Fed is considering this but is likely to feel its way gingerly into the Treasury market. The money supply will be plentiful which is good.

The budget deficit, reaching to 3.4 percent of GDP, has partially rescued the economy from the full consequences of its long debt driven boom, but much more is needed and neither political party wants to go there. The Democrats inherited Bob Rubin's "deficits are bad" thesis and have been slow to discard it. The Bush administration's economic program is much longer term oriented and will have little near term impact. The consumer did carry the economy since 2000 but the trend of net credit increases appears to be leveling off.

For the Congressional Budget Office projections to be met would require a public deficit of over 8 percent by 2006. This is much higher than the 4 to 5 percent postwar average and even higher than the 6.5 percent level of the Reagan - Bush era. The previous peak was 7.5 percent in 1975 which did get us out of the horrendous `73-74 recession. Nobody in the Congress or the Administration is talking about numbers of this magnitude. Additionally, deficits at the State and municipal level are already out of hand, leading to higher levels of taxation - real estate, cigarettes et.al., which will be offsetting federal initiatives. Our conclusion is that sustaining growth through fiscal policy alone is not feasible.

In summary, our invested position has not changed much - mid-eighties for now. The barbell construct of defensive sectors balanced by more economically sensitive sectors remains in place. Actually, while we out-performed the market during 2002, the fourth quarter was disappointing. Cash and our health care sector hurt us, particularly HMO's. We did increase technology with large positions in "value" properties like Hewlett Packard and IBM; felicitous picks so far. Tobacco is way down but financial services is a major sector weighting. We still feel comfortable with a relatively defensive investment posture just so long as our macro call for a slower economic recovery holds together.

With all good wishes for the New Year,


Martin T. Sosnoff

ATALANTA/SOSNOFF FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF NOVEMBER 30, 2002)


                               [GRAPHIC OMITTED]

                                      ATALANTA/
                                    SOSNOFF FUND       S&P 500 INDEX
                                    ------------       -------------
Information Technology                  23.5%               15.8%
Financial                               20.0                20.3
Health Care                             17.6                14.5
Consumer Discretionary                  17.3                13.9
Telecom Services                         2.3                 4.2
Consumer Staples                         1.4                 9.0
Industrials                              0.0                11.3
Energy                                   0.0                 5.6
Materials                                0.0                 2.8
Utilities                                0.0                 2.6
Cash Equivalents                        17.9                 0.0
                                   ---------           ---------
Total                                  100.0%              100.0%


TOP TEN HOLDINGS (AS OF NOVEMBER 30, 2002)
                                                                         % OF
STOCK                                      SECTOR                      PORTFOLIO
--------------------------------------------------------------------------------
Citigroup, Inc.                           Financials                     4.92%
Microsoft Corp.                           Information Technology         4.86%
Wyeth                                     Health Care                    4.68%
Bank of America Corp.                     Financials                     4.35%
International Business Machines Corp.     Information Technology         4.07%
Hewlett-Packard Company                   Information Technology         3.94%
Cisco Systems, Inc.                       Information Technology         3.81%
Pfizer, Inc.                              Health Care                    3.73%
American International Group, Inc.        Financials                     3.69%
Wellpoint Health Networks, Inc.           Health Care                    3.18%
                                                                       --------
                                                                   TOTAL: 41.23%
                                                                       ========


COMPARATIVE PERFORMANCE

                                             TOTAL RETURNS       AVERAGE ANNUAL    TOTAL RETURNS
                                             -------------       -------------------------------
                                            SINCE INCEPTION*      YEAR ENDED     SINCE INCEPTION*
                                             TO NOVEMBER 30,     DECEMBER 31,     TO DECEMBER 31,
                                                   2002              2002               2002
                                             -------------       -------------------------------
Atalanta/Sosnoff Fund                            18.4%              (22.2%)            2.3%
Morningstar Large Cap Blend Category              n/a               (22.1%)            n/a
Lipper Large-Cap Core Index                       n/a               (21.2%)            n/a
S&P 500 Index                                    (8.6%)             (22.1%)           (3.3%)

*Inception June 17, 1998

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF NOVEMBER 30, 2002)


                                [GRAPHIC OMITTED]

                                      ATALANTA/
                                      SOSNOFF
                                     FOCUS FUND        S&P 500 INDEX
                                    ------------       -------------
Information Technology                  25.3%               15.8%
Financial                               20.9                20.3
Consumer Discretionary                  16.0                14.5
Health Care                             15.6                13.9
Telecom Services                         2.3                 4.2
Consumer Staples                         1.3                 9.0
Industrials                              0.0                11.3
Energy                                   0.0                 5.6
Materials                                0.0                 2.8
Utilities                                0.0                 2.6
Cash Equivalents                        18.6                 0.0
                                   ---------           ---------
Total                                  100.0%              100.0%


TOP TEN HOLDINGS (AS OF NOVEMBER 30, 2002)
                                                                         % OF
STOCK                                      SECTOR                      PORTFOLIO
--------------------------------------------------------------------------------
Hewlett-Packard Company                   Information Technology         5.68%
Microsoft Corp.                           Information Technology         5.19%
American International Group, Inc.        Financials                     5.03%
Citigroup, Inc.                           Financials                     5.00%
International Business Machines Corp.     Information Technology         4.85%
Wyeth                                     Health Care                    4.78%
Cisco Systems, Inc.                       Information Technology         4.48%
Bank of America Corp.                     Financials                     4.21%
Pfizer, Inc.                              Health Care                    3.79%
Ace LTD                                   Financials                     3.51%
                                                                       --------
                                                                   TOTAL: 46.52%
                                                                       ========

COMPARATIVE PERFORMANCE

                                             TOTAL RETURNS       AVERAGE ANNUAL    TOTAL RETURNS
                                             -------------       -------------------------------
                                            SINCE INCEPTION*      YEAR ENDED     SINCE INCEPTION*
                                             TO NOVEMBER 30,     DECEMBER 31,     TO DECEMBER 31,
                                                   2002              2002               2002
                                             -------------       -------------------------------
Atalanta/Sosnoff Focus Fund                       1.2%             (21.5%)            (1.7%)
Lipper Large-Cap Core Index                       n/a              (21.2%)              n/a
S&P 500 Index                                   (28.6%)            (22.1%)           (10.7%)

*Inception July 1, 1999

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF NOVEMBER 30, 2002)

                               [GRAPHIC OMITTED]

                                     ATALANTA/
                                      SOSNOFF
                                     VALUE FUND        S&P 500 INDEX
                                    ------------       -------------
Information Technology                  23.4%               15.8%
Financial                               22.9                20.3
Health Care                             15.9                14.5
Consumer Discretionary                  15.6                13.9
Telecom Services                         2.4                 9.0
Consumer Staples                         2.4                 4.2
Industrials                              0.0                11.3
Energy                                   0.0                 5.6
Materials                                0.0                 2.8
Utilities                                0.0                 2.6
Cash Equivalents                        17.4                 0.0
                                   ---------           ---------
Total                                  100.0%              100.0%


TOP TEN HOLDINGS (AS OF NOVEMBER 30, 2002)
                                                                         % OF
STOCK                                      SECTOR                      PORTFOLIO
--------------------------------------------------------------------------------
Citigroup, Inc.                           Financials                     6.46%
Microsoft Corp.                           Information Technology         5.30%
Wyeth                                     Health Care                    5.21%
International Business Machines Corp.     Information Technology         4.95%
Pfizer, Inc.                              Health Care                    4.55%
Hewlett-Packard Company                   Information Technology         4.52%
American International Group, Inc.        Financials                     3.99%
Bank of America Corp.                     Financials                     3.98%
Cisco Systems, Inc.                       Information Technology         3.79%
RenaissanceRE Holdings LTD                Financials                     3.21%
                                                                       --------
                                                                   TOTAL: 45.96%
                                                                       ========

COMPARATIVE PERFORMANCE

                                             TOTAL RETURNS       AVERAGE ANNUAL    TOTAL RETURNS
                                             -------------       -------------------------------
                                            SINCE INCEPTION*      YEAR ENDED     SINCE INCEPTION*
                                             TO NOVEMBER 30,     DECEMBER 31,     TO DECEMBER 31,
                                                   2002              2002               2002
                                             -------------       -------------------------------
Atalanta/Sosnoff Value Fund                       8.3%               (15.0%)           0.4%
Lipper Large-Cap Value Index                      n/a                (19.7%)           n/a
S&P 500 Index                                   (28.6%)              (22.1%)         (10.7%)

*Inception July 1, 1999


STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2002 (UNAUDITED)
===================================================================================================
                                                                         ATALANTA/      ATALANTA/
                                                         ATALANTA/        SOSNOFF        SOSNOFF
                                                          SOSNOFF          FOCUS          VALUE
                                                           FUND             FUND           FUND
---------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ................................. $  21,963,127    $  2,110,937   $  2,092,144
                                                      =============    ============   ============
  At market value (Note 1) ..........................   $23,997,262      $2,332,511     $2,286,206
Dividends receivable ................................       15,486            1,515          1,499
Receivable for capital shares sold ..................       32,214             --             --
Receivable from Adviser (Note 3) ....................         --             13,389         13,059
Organization costs, net (Note 1) ....................        5,764             --             --
Other assets ........................................        8,876            3,155          2,803
                                                      ------------     ------------   ------------
    TOTAL ASSETS ....................................   24,059,602        2,350,570      2,303,567
                                                      ------------     ------------   ------------

LIABILITIES
Payable for securities purchased ....................      353,558           34,587         34,587
Payable for capital shares redeemed .................        2,005             --             --
Payable to Adviser (Note 3) .........................       17,726             --             --
Payable to other affiliates (Note 3) ................        8,480            3,500          3,500
Other accrued expenses and liabilities ..............        8,674            5,610          5,610
                                                      ------------     ------------   ------------
    TOTAL LIABILITIES ...............................      390,443           43,697         43,697
                                                      ------------     ------------   ------------
NET ASSETS ..........................................   $23,669,159      $2,306,873     $2,259,870
                                                      =============    ============   ============

Net assets consist of:
Paid-in capital .....................................   $27,872,618      $2,708,198     $2,438,978
Accumulated net investment loss .....................      (62,235)          (6,996)        (3,388)
Accumulated net realized losses
 from security transactions .........................   (6,175,359)        (615,903)      (369,782)
Net unrealized appreciation on investments ..........    2,034,135          221,574        194,062
                                                      ------------     ------------   ------------
Net assets ..........................................   $23,669,159      $2,306,873     $2,259,870
                                                      =============    ============   ============

Shares of beneficial interest outstanding
 (unlimited number of shares authorized,
  no par value) .....................................    2,417,471          261,002        233,868
                                                      =============    ============   ============
Net asset value, offering price and
redemption price per share (Note 1) .................   $     9.79       $     8.84     $     9.66
                                                      =============    ============   ============

See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002
(UNAUDITED)
===================================================================================================
                                                                         ATALANTA/      ATALANTA/
                                                         ATALANTA/        SOSNOFF        SOSNOFF
                                                          SOSNOFF          FOCUS          VALUE
                                                           FUND             FUND           FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ...........................................   $  111,803       $    9,679     $   12,904
                                                      ------------     ------------   ------------
EXPENSES
Investment advisory fees (Note 3) ...................       87,019            8,338          8,146
Professional fees ...................................       29,618           12,686         12,630
Accounting services fees (Note 3) ...................       12,000           12,000         12,000
Administration fees (Note 3) ........................       28,614            2,769          2,700
Transfer agent fees (Note 3) ........................        8,500            6,000          6,000
Trustees' fees and expenses .........................        4,506            4,219          4,219
Custodian fees ......................................        5,999            2,145          2,116
Registration fees ...................................        2,916            2,346          1,921
Printing of shareholder reports .....................        4,767            1,187            948
Insurance expense ...................................        5,731              542            525
Organization expense (Note 1) .......................        5,764             --             --
Postage and supplies ................................        2,708              511            502
Service plan expense (Note 3) .......................        1,580              163             82
Other expenses ......................................        2,245            2,154          2,179
                                                      ------------     ------------   ------------
    TOTAL EXPENSES ..................................      201,967           55,060         53,968

Fees waived and/or expenses reimbursed
  by the Adviser (Note 3) ...........................      (27,929)         (38,385)       (37,676)
                                                      ------------     ------------   ------------
    NET EXPENSES ....................................      174,038           16,675         16,292
                                                      ------------     ------------   ------------
NET INVESTMENT LOSS .................................      (62,235)          (6,996)        (3,388)
                                                      ------------     ------------   ------------
REALIZED AND UNREALIZED LOSSES
  ON INVESTMENTS
Net realized losses from
security transactions ...............................   (2,150,650)        (161,475)      (146,838)
Net change in unrealized appreciation/
depreciation on investments .........................     (327,758)         (47,961)       (59,869)
                                                      ------------     ------------   ------------
NET REALIZED AND UNREALIZED
  LOSSES ON INVESTMENTS .............................. ( 2,478,408)       ( 209,436)     ( 206,707)
                                                      ------------     ------------   ------------
NET DECREASE IN NET ASSETS
FROM OPERATIONS ....................................  $( 2,540,643)     $ ( 216,432)   $ ( 210,095)
                                                      ============     ============   ============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                             ATALANTA/
                                                              SOSNOFF
                                                               FUND
                                                  ------------------------------
                                                    SIX MONTHS
                                                       ENDED          YEAR
                                                    NOVEMBER 30,      ENDED
                                                       2002           MAY 31,
                                                    (UNAUDITED)        2002
--------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment loss ............................$   ( 62,235)   $  ( 114,755)
  Net realized losses from security transactions .  (2,150,650)     (2,673,746)
  Net change in unrealized appreciation/
   depreciation on investments ...................    (327,758)       (249,092)
                                                   -----------    ------------
  Net decrease in net assets from operations .....  (2,540,643)     (3,037,593)
                                                   -----------    ------------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ......................   2,189,358      13,551,335
  Payments for shares redeemed ................... ( 2,968,834)    ( 3,590,860)
                                                   -----------    ------------
Net increase (decrease) in net assets from
  capital share transactions .  ..................   ( 779,476)      9,960,475
                                                   -----------    ------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS ..................................... ( 3,320,119)      6,922,882

NET ASSETS:
  Beginning of period ............................  26,989,278      20,066,396
                                                   -----------    ------------
  End of period ..................................$ 23,669,159    $ 26,989,278
                                                  ============    ============
ACCUMULATED NET
  INVESTMENT LOSS................................ $   ( 62,235)   $       --
                                                  ============    ============

CAPITAL SHARE ACTIVITY:
  Shares sold ....................................     229,823       1,199,347
  Shares redeemed.................................   ( 308,898)      ( 322,960)
                                                   -----------    ------------
  Net increase (decrease) in shares outstanding ..    ( 79,075)        876,387
  Shares outstanding, beginning of period.........   2,496,546       1,620,159
                                                   -----------    ------------
  Shares outstanding, end of period ..............   2,417,471       2,496,546
                                                  ============    ============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                             ATALANTA/
                                                              SOSNOFF
                                                             FOCUS FUND
                                                  ------------------------------
                                                   SIX MONTHS
                                                      ENDED            YEAR
                                                   NOVEMBER 30,        ENDED
                                                      2002           MAY 31,
                                                   (UNAUDITED)         2002
--------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment loss ............................$    ( 6,996)   $   ( 15,303)
  Net realized losses from security transactions .    (161,475)       (249,735)
  Net change in unrealized appreciation/
  depreciation on investments ....................     (47,961)        (83,629)
                                                  ------------    ------------
  Net decrease in net assets from operations .....    (216,432)       (348,667)
                                                  ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ......................       2,700          64,961
  Payments for shares redeemed ...................     (30,000)       (108,721)
                                                  ------------    ------------
Net decrease in net assets from
  capital share transactions .....................     (27,300)        (43,760)
                                                  ------------    ------------

TOTAL DECREASE IN NET ASSETS......................   ( 243,732)      ( 392,427)

NET ASSETS:
  Beginning of period ............................   2,550,605       2,943,032
                                                  ------------    ------------
  End of period ..................................$  2,306,873    $  2,550,605
                                                  ============    ============
ACCUMULATED NET
  INVESTMENT LOSS.................................$    ( 6,996)   $     --
                                                  ============    ============
CAPITAL SHARE ACTIVITY:
  Shares sold ....................................         314           6,570
  Shares redeemed ................................      (3,195)        (10,369)
                                                  ------------    ------------
  Net decrease in shares outstanding                   ( 2,881)        ( 3,799)
  Shares outstanding, beginning of period ........     263,883         267,682
                                                  ------------    ------------
  Shares outstanding, end of period ..............     261,002         263,883
                                                  ============    ============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                             ATALANTA/
                                                              SOSNOFF
                                                            VALUE FUND
                                                  ------------------------------
                                                    SIX MONTHS
                                                       ENDED           YEAR
                                                    NOVEMBER 30,       ENDED
                                                        2002           MAY 31,
                                                    (UNAUDITED)         2002
--------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment loss ............................$    ( 3,388)   $    ( 9,499)
  Net realized losses from security
  transactions ...................................    (146,838)       (209,061)
  Net change in unrealized appreciation/
    depreciation on investments ..................    ( 59,869)        107,888
                                                  ------------    ------------
Net decrease in net assets from operations .......   ( 210,095)      ( 110,672)
                                                  ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains ........................        --          ( 69,638)
                                                  ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold.......................        --            13,695
  Net asset value of shares issued in reinvestment
    of distributions to shareholders..............        --            69,638
  Payments for shares redeemed ...................        --         ( 469,220)
                                                  ------------    ------------
Net decrease in net assets from capital
  share transactions .............................        --         ( 385,887)
                                                  ------------    ------------

TOTAL DECREASE IN NET ASSETS .....................   ( 210,095)      ( 566,197)

NET ASSETS:
  Beginning of period ............................   2,469,965       3,036,162
                                                  ------------    ------------
  End of period ..................................$  2,259,870    $  2,469,965
                                                  ============    ============

ACCUMULATED NET INVESTMENT LOSS ..................$    ( 3,388)   $        --
                                                  ============    ============

CAPITAL SHARE ACTIVITY:
  Shares sold ....................................        --             1,302
  Shares reinvested ..............................        --             6,582
  Shares redeemed ................................        --           (43,047)
                                                  ------------    ------------
  Net decrease in shares outstanding .............        --           (35,163)
  Shares outstanding, beginning of period ........     233,868         269,031
                                                  ------------    ------------
  Shares outstanding, end of period ..............     233,868         233,868
                                                  ============    ============


See accompanying notes to financial statements.


ATALANTA/SOSNOFF FUND
FINANCIAL HIGHLIGHTS
===========================================================================================================================
                                                    SIX MONTHS
                                                       ENDED           YEAR            YEAR          PERIOD        PERIOD
                                                    NOVEMBER 30,       ENDED           ENDED          ENDED         ENDED
                                                        2002          MAY 31,         MAY 31,        MAY 31,       MAY 31,
                                                    (UNAUDITED)        2002            2001           2000         1999(a)
---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE
 OUTSTANDING THROUGHOUT
 EACH PERIOD:

Net asset value at beginning of period ............ $  10.81        $  12.39        $  14.93        $  12.34      $  10.00
                                                    --------        --------        --------        --------      --------
Income (loss) from investment operations:
  Net investment loss .............................    (0.03)          (0.05)          (0.04)          (0.12)        (0.05)
  Net realized and unrealized gains
   (losses) on investments ........................    (0.99)          (1.53)           0.17            2.71          2.39
                                                    --------        --------        --------        --------      --------

Total from investment operations ..................    (1.02)          (1.58)           0.13            2.59          2.34
                                                    --------        --------        --------        --------      --------
Less distributions:
  From net realized gains .........................       --              --          ( 2.67)           --            --
                                                    --------        --------        --------        --------      --------

Net asset value at end of period .................. $   9.79        $  10.81        $  12.39        $  14.93      $  12.34
                                                    ========        ========        ========        ========      ========
Total return.......................................  ( 9.44%)(b)     ( 12.75%)          0.37%          20.99%        23.40%(b)
                                                    ========        ========        ========        ========      ========
RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's)................ $ 23,669        $ 26,989        $ 20,066        $ 18,485      $ 13,480
                                                    ========        ========        ========        ========      ========

Ratio of net expenses to average net assets(c).....     1.50%(d)        1.50%           1.50%           1.50%         1.50%(d)

Ratio of net investment loss to average
  net assets ......................................   ( 0.54%)(d)     ( 0.54%)        ( 0.36%)        ( 0.88%)      ( 0.60%)(d)

Portfolio turnover rate ...........................      109%(d)          98%            141%            143%          124%(d)

(a)  Represents the period from the initial public offering of shares,  June 17, 1998, through May 31, 1999.

(b) Not annualized.

(c)  Absent fee waivers and expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.74%(d), 1.83%, 1.73%, 1.95% and 2.54%(d) for the periods ended November 30,
     2002, May 31, 2002, 2001, 2000 and 1999, respectively (Note 3).

(d)  Annualized.

See accompanying notes to financial statements.


ATALANTA/SOSNOFF FOCUS FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                                    SIX MONTHS
                                                       ENDED           YEAR            YEAR          PERIOD
                                                    NOVEMBER 30,       ENDED           ENDED          ENDED
                                                        2002          MAY 31,         MAY 31,        MAY 31,
                                                    (UNAUDITED)        2002            2001           2000(a)
-------------------------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE
 OUTSTANDING THROUGHOUT
 EACH PERIOD:

Net asset value at beginning of period ............ $   9.67        $  10.99        $  12.16        $  10.00
                                                    --------        --------        --------        --------
Income (loss) from investment operations:
  Net investment loss .............................    (0.03)          (0.06)          (0.05)          (0.08)
  Net realized and unrealized gains (losses)
   on investments .................................    (0.80)          (1.26)           0.52            2.24
                                                    --------        --------        --------        --------
Total from investment operations ..................    (0.83)          (1.32)           0.47            2.16
                                                    --------        --------        --------        --------
Less distributions:
  From net realized gains .........................      --              --            (1.64)            --
                                                    --------        --------        --------        --------

Net asset value at end of period .................. $   8.84        $   9.67        $  10.99        $  12.16
                                                    ========        ========        ========        ========

Total return ......................................   ( 8.58%)(b)     (12.01%)          3.48%          21.60%(b)
                                                    ========        ========        ========        ========

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's) ............... $  2,307        $  2,551        $  2,943        $  2,598
                                                    ========        ========        ========        ========

Ratio of net expenses to average net assets(c) ....     1.50%(d)        1.50%           1.50%           1.50%(d)

Ratio of net investment loss to average net assets    ( 0.63%)(d)      (0.59%)         (0.45%)        ( 0.78%)(d)

Portfolio turnover rate ...........................      169%(d)         164%            173%            188%(d)

(a)  Represents the period from the initial public  offering of shares,  July 1, 1999, through May 31, 2000.

(b)  Not annualized.

(c)  Absent fee waivers and expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.96%(d), 4.02%, 3.86% and 4.08%(d) for the periods ended November 30, 2002, May 31, 2002,
     2001  and  2000, respectively (Note 3).

(d) Annualized.

See accompanying notes to financial statements.


ATALANTA/SOSNOFF VALUE FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                                    SIX MONTHS
                                                       ENDED           YEAR            YEAR          PERIOD
                                                    NOVEMBER 30,       ENDED           ENDED          ENDED
                                                        2002          MAY 31,         MAY 31,        MAY 31,
                                                    (UNAUDITED)        2002            2001           2000(a)
-------------------------------------------------------------------------------------------------------------
PER SHARE DATAFOR ASHARE
  OUTSTANDING THROUGHOUT
  EACH PERIOD:

Net asset value at beginning of period ............ $  10.56        $  11.29        $  10.68        $  10.00
                                                    --------        --------        --------        --------
Income (loss) from investment operations:
  Net investment income (loss) ....................    (0.01)          (0.04)           0.04           (0.03)
  Net realized and unrealized gains (losses)
    on investments ................................    (0.89)          (0.38)           1.62            0.71
                                                    --------        --------        --------        --------
Total from investment operations ..................    (0.90)          (0.42)           1.66            0.68
                                                    --------        --------        --------        --------

Less distributions:
  From net investment income ......................     --               --            (0.04)           --
  From net realized gains .........................     --             (0.31)          (1.01)           --
                                                    --------        --------        --------        --------
Total distributions ...............................     --             (0.31)          (1.05)           --
                                                    --------        --------        --------        --------

Net asset value at end of period .................. $   9.66        $  10.56        $  11.29        $  10.68
                                                    ========        ========        ========        ========

Total return ......................................   ( 8.52%)(b)      (3.74%)         15.14%           6.80%(b)
                                                    ========        ========        ========        ========

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's) ............... $  2,260        $  2,470        $  3,036        $  2,137
                                                    ========        ========        ========        ========

Ratio of net expenses to average net assets(c) ....    1.50%(d)         1.50%           1.50%           1.50%(d)

Ratio of net investment income (loss) to
 average net assets ...............................   ( 0.31%)(d)      (0.38%)          0.34%         ( 0.38%)(d)

Portfolio turnover rate ...........................      142%(d)         200%            983%            416%(d)

(a)  Represents the period from the initial public offering of shares, July 1, 1999, through May 31, 2000.

(b)  Not annualized.

(c)  Absent fee waivers and expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.97%(d), 4.14%, 4.26% and 4.87%(d) for the periods ended November 30, 2002,
     May 31, 2002, 2001 and 2000, respectively (Note 3).

(d) Annualized.


See accompanying notes to financial statements.

ATALANTA/SOSNOFF FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2002 (UNAUDITED)
================================================================================
COMMON STOCKS -- 82.1%                                  SHARES         VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 17.3%
AOL Time Warner, Inc.* .........................        36,900     $   604,053
Clear Channel Communications, Inc.* ............        13,000         564,980
Comcast Corp.* .................................        31,700         722,760
Costco Wholesale Corp.* ........................         6,700         216,410
EchoStar Communications Corp.* .................        35,200         718,432
Lowes Companies, Inc. ..........................        11,100         460,650
Viacom, Inc. - Class B* ........................        12,327         579,492
Wal-Mart Stores, Inc. ..........................         4,200         227,472
                                                                   -----------
                                                                     4,094,249
                                                                   -----------

CONSUMER STAPLES-- 1.4%
Philip Morris Companies, Inc. ..................         8,600         324,392
                                                                   -----------

FINANCIALS-- 20.0%
Ace LTD ........................................        21,100         719,510
American International Group, Inc. .............        13,600         886,040
Bank of America Corp. ..........................        14,900       1,044,192
Citigroup, Inc. ................................        30,380       1,181,174
Equity Office Properties Trust .................         8,000         205,680
RenaissanceRE Holdings LTD .....................        17,200         700,900
                                                                   -----------
                                                                     4,737,496
                                                                   -----------

HEALTHCARE -- 17.6%
Anthem, Inc.* ..................................         7,400         438,450
Express Scripts, Inc.* .........................         4,100         207,460
Johnson & Johnson ..............................         8,900         507,478
Pfizer, Inc. ...................................        28,400         895,736
Pharmaceutical Product Development, Inc.* ......         7,600         227,620
Wellpoint Health Networks, Inc.* ...............        11,600         763,628
Wyeth ..........................................        29,200       1,122,156
                                                                   -----------
                                                                     4,162,528
                                                                   -----------
INFORMATION TECHNOLOGY-- 23.5%
Cisco Systems, Inc.* ...........................        61,200         913,104
Dell Computer Corp.* ...........................        15,700         448,549
Hewlett-Packard Company ........................        48,500         944,780
International Business Machines Corp. ..........        11,200         975,520
Microsoft Corp.* ...............................        20,200       1,165,540
Nokia Oyj - ADR ................................        18,400         353,464
Taiwan Semiconductor Manufacturing LTD - ADR* ..        82,518         759,166
                                                                   -----------
                                                                     5,560,123
                                                                   -----------
TELECOMMUNICATIONS SERVICES-- 2.3%
Nextel Communications, Inc.* ...................        40,200         550,740
                                                                   -----------
TOTAL COMMON STOCKS (Cost $17,395,393) .........                   $19,429,528
                                                                   -----------

ATALANTA/SOSNOFF FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
CASH EQUIVALENTS -- 19.3%                              SHARES           VALUE
--------------------------------------------------------------------------------
First American Treasury Obligation Fund - Class S
(Cost $4,567,734) ..............................     4,567,734     $ 4,567,734
                                                                   -----------
TOTAL INVESTMENT SECURITIES--101.4%
(Cost $21,963,127) .............................                   $23,997,262
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.4%) ..                      (328,103)
                                                                   -----------
NET ASSETS--100.0% .............................                   $23,669,159
                                                                   ===========

See accompanying notes to financial statements.

* Non-income  producing  security

ATALANTA/SOSNOFF  FOCUS FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2002 (UNAUDITED)
================================================================================
COMMON STOCKS -- 81.4%                                  SHARES         VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 16.0%
AOL Time Warner, Inc.* .........................         3,600     $    58,932
Clear Channel Communications, Inc.* ............         1,700          73,882
Comcast Corp.* .................................         2,900          66,120
EchoStar Communications Corp.* .................         3,300          67,353
Lowes Companies, Inc. ..........................         1,100          45,650
Viacom, Inc. - Class B* ........................         1,200          56,412
                                                                   -----------
                                                                       368,349
                                                                   -----------

CONSUMER STAPLES-- 1.3%
Philip Morris Companies, Inc. ..................           800          30,176
                                                                   -----------
FINANCIALS -- 20.9%
Ace LTD ........................................         2,400          81,840
American International Group, Inc. .............         1,800         117,270
Bank of America Corp. ..........................         1,400          98,112
Citigroup, Inc. ................................         3,000         116,640
RenaissanceRE Holdings LTD .....................         1,700          69,275
                                                                   -----------
                                                                       483,137
                                                                   -----------
HEALTHCARE -- 15.6%
Anthem, Inc.* ..................................           700          41,475
Pfizer, Inc. ...................................         2,800          88,312
Pharmaceutical Product Development, Inc.* ......         1,500          44,925
Wellpoint Health Networks, Inc.* ...............         1,100          72,413
Wyeth ..........................................         2,900         111,447
                                                                   -----------
                                                                       358,572
                                                                   -----------
INFORMATION TECHNOLOGY-- 25.3%
Cisco Systems, Inc.* ...........................         7,000         104,440
Hewlett-Packard Company ........................         6,800         132,464
International Business Machines Corp. ..........         1,300         113,230
Microsoft Corp.* ...............................         2,100         121,170
Nokia Oyj - ADR ................................         1,800          34,578
Taiwan Semiconductor Manufacturing LTD - ADR* ..         8,478          77,997
                                                                   -----------
                                                                       583,879
                                                                   -----------
TELECOMMUNICATIONS SERVICES-- 2.3%
Nextel Communications, Inc.* ...................         3,900          53,430
                                                                   -----------

TOTAL COMMON STOCKS (Cost $1,655,969) ..........                   $ 1,877,543
                                                                   -----------

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
CASH EQUIVALENTS -- 19.7%                              SHARES          VALUE
--------------------------------------------------------------------------------
First American Treasury Obligation Fund - Class S
(Cost $454,968) ................................       454,968     $   454,968
                                                                   -----------
TOTAL INVESTMENT SECURITIES-- 101.1%
(Cost $2,110,937) ..............................                   $ 2,332,511

LIABILITIES IN EXCESS OF OTHER ASSETS-- (1.1%) .                       (25,638)
                                                                   -----------
NET ASSETS-- 100.0% ............................                   $ 2,306,873
                                                                   ===========


See accompanying notes to financial statements.

* Non-income  producing  security

ATALANTA/SOSNOFF  VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2002  (UNAUDITED)
================================================================================
COMMON STOCKS -- 82.6%                                 SHARES          VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 15.6%
AOL Time Warner Inc.* ..........................         3,600     $    58,932
Clear Channel Communications, Inc.* ............         1,600          69,536
Comcast Corp.* .................................         2,800          63,840
EchoStar Communications Corp.* .................         3,300          67,353
Lowes Companies, Inc. ..........................         1,100          45,650
Viacom, Inc. - Class B* ........................         1,000          47,010
                                                                   -----------
                                                                       352,321
                                                                   -----------
CONSUMER STAPLES-- 2.4%
Anheuser-Busch Companies, Inc. .................           500          24,560
Philip Morris Companies, Inc. ..................           800          30,176
                                                                   -----------
                                                                        54,736
                                                                   -----------
FINANCIALS -- 22.9%
Ace LTD ........................................         1,900          64,790
American International Group, Inc. .............         1,400          91,210
Bank of America Corp. ..........................         1,300          91,104
Citigroup, Inc. ................................         3,800         147,744
Crescent Real Estate Equities Company ..........         1,300          21,645
Equity Office Properties Trust .................         1,100          28,281
RenaissanceRE Holdings LTD .....................         1,800          73,350
                                                                   -----------
                                                                       518,124
                                                                   -----------
HEALTHCARE -- 15.9%
Anthem, Inc.* ..................................           700          41,475
Pfizer, Inc. ...................................         3,300         104,082
Pharmaceutical Product Development, Inc.* ......           700          20,965
Wellpoint Health Networks, Inc.* ...............         1,100          72,413
Wyeth ..........................................         3,100         119,133
                                                                   -----------
                                                                       358,068
                                                                   -----------
INFORMATION TECHNOLOGY-- 23.4%
Cisco Systems, Inc.* ...........................         5,800          86,536
Hewlett-Packard Company ........................         5,300         103,244
International Business Machines Corp. ..........         1,300         113,230
Microsoft Corp.* ...............................         2,100         121,170
Nokia Oyj - ADR ................................         1,800          34,578
Taiwan Semiconductor Manufacturing LTD - ADR* ..         7,670          70,564
                                                                   -----------
                                                                       529,322
                                                                   -----------
TELECOMMUNICATIONS SERVICES-- 2.4%
Nextel Communications, Inc.* ...................         3,900          53,430
                                                                   -----------
TOTAL COMMON STOCKS (Cost $1,671,939) ..........                   $ 1,866,001
                                                                   -----------

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
CASH EQUIVALENTS -- 18.6%                              SHARES          VALUE
--------------------------------------------------------------------------------
First American Treasury Obligation Fund - Class S
 (Cost $420,205) ...............................       420,205     $   420,205
                                                                   -----------
TOTAL INVESTMENT SECURITIES-- 101.2%
 (Cost $2,092,144) .............................                   $ 2,286,206

LIABILITIES IN EXCESS OF OTHER ASSETS-- (1.2%) ..                     ( 26,336)
                                                                   -----------
NET ASSETS-- 100.0% ............................                   $ 2,259,870
                                                                   ===========

See accompanying notes to financial statements.

* Non-income producing security

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2002 (UNAUDITED)
================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
The Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund and the Atalanta/Sosnoff Value Fund (individually, a Fund, and, collectively, the Funds) are each a no-load series of the Atalanta/Sosnoff Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on January 29, 1998. The Atalanta/Sosnoff Fund was capitalized on May 6, 1998, when Atalanta/Sosnoff Capital Corporation (Delaware) (the Adviser) purchased the initial 10,000 shares of the Fund at $10 per share. The public offering of shares of the Atalanta/Sosnoff Fund commenced on June 17, 1998. The public offering of shares of the Atalanta/Sosnoff Focus Fund and the Atalanta/Sosnoff Value Fund commenced on July 1, 1999, when the Adviser purchased the initial 200,000 shares of each Fund at $10 per share. The Funds had no operations prior to the public offering of their respective shares except for the initial issuance of shares.

The Atalanta/Sosnoff Fund seeks long-term capital appreciation through equity investments in companies which the Adviser believes are entering into a period of accelerating earnings momentum.

The Atalanta/Sosnoff Focus Fund is a non-diversified fund that seeks long-term capital appreciation by concentrating its investments in a core position of approximately 30 common stocks of companies which the Adviser believes are entering into a period of accelerating earnings momentum.

The  Atalanta/Sosnoff   Value  Fund  seeks  long-term  capital  appreciation  by
investing primarily in equity securities which the Adviser believes are fundamentally undervalued.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed-income securities are amortized using the interest method.

================================================================================
Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of each Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales.

The tax character of distributions paid during the periods ended November 30, 2002 and May 31, 2002 for the Atalanta/Sosnoff Value Fund was as follows:

--------------------------------------------------------------------------------
                               PERIOD    ORDINARY   LONG-TERM        TOTAL
                                ENDED     INCOME   CAPITAL GAINS  DISTRIBUTIONS
--------------------------------------------------------------------------------
Atalanta/Sosnoff Value Fund  11/30/2002   $  --      $  --          $  --
                              5/31/2002   $ 39,557   $ 30,081       $ 69,638
--------------------------------------------------------------------------------
There were no distributions for the Atalanta/Sosnoff Fund and the Atalanta/Sosnoff Focus Fund during the periods ended November 30, 2002 and May 31, 2002.

The tax character of distributable earnings at November 30, 2002 was as follows:

-------------------------------------------------------------------------------------------------
                                         ATALANTA/SOSNOFF    ATALANTA/SOSNOFF  ATALANTA/SOSNOFF
                                                FUND             FOCUS FUND       VALUE FUND
-------------------------------------------------------------------------------------------------
Accumulated net investment loss ........  $   ( 62,235)      $    ( 6,996)      $    (3,388)
Capital loss carryforwards .............    (1,956,008)          (243,957)         (151,889)
Unrealized appreciation ................     1,957,417            216,150           172,813
Other losses ...........................    (4,142,633)          (366,522)         (196,644)
                                          ------------       ------------       -----------
Total distributable earnings ...........  $( 4,203,459)      $  ( 401,325)      $ ( 179,108)
                                          ============       ============       ===========
-------------------------------------------------------------------------------------------------

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Organization costs -- Costs incurred by the Atalanta/Sosnoff Fund in connection with its organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with the commencement of operations.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

================================================================================
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of the investment securities as of November 30, 2002:

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                         ATALANTA/SOSNOFF    ATALANTA/SOSNOFF  ATALANTA/SOSNOFF
                                                FUND             FOCUS FUND       VALUE FUND
-------------------------------------------------------------------------------------------------
Gross unrealized appreciation ..........  $  2,579,623       $    240,330      $    224,629
Gross unrealized depreciation ..........      (622,206)           (24,180)          (51,816)
                                          ------------       ------------      ------------
Net unrealized appreciation ............  $  1,957,417       $    216,150      $    172,813
                                          ============       ============      ============
Federal income tax cost ................  $ 22,039,845       $  2,116,361      $  2,113,393
                                          ============       ============      ============
-------------------------------------------------------------------------------------------------

The difference between the federal income tax cost and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States.

As of May 31, 2002, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

--------------------------------------------------------------------------------
                                                       Expires
                                      Amount            May 31,
--------------------------------------------------------------------------------
Atalanta/Sosnoff Fund              $   968,544           2009
                                       987,464           2010
                                   -----------
                                   $ 1,956,008
--------------------------------------------------------------------------------
Atalanta/Sosnoff Focus Fund        $    94,531           2009
                                       149,426           2010
                                   -----------
                                   $   243,957
--------------------------------------------------------------------------------
Atalanta/Sosnoff Value Fund        $   151,889           2010
--------------------------------------------------------------------------------

In addition, the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund and the Atalanta/Sosnoff Value Fund had net realized capital losses of $1,932,180, $183,964 and $46,223, respectively, during the period November 1, 2001 through May 31, 2002, which are treated for federal income tax purposes as arising during the Funds' tax year ending May 31, 2003. These "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

================================================================================
2. INVESTMENT TRANSACTIONS
Investment transactions, other than short-term investments, were as follows for the six months ended November 30, 2002:

-------------------------------------------------------------------------------------------------
                                         ATALANTA/SOSNOFF    ATALANTA/SOSNOFF  ATALANTA/SOSNOFF
                                                FUND             FOCUS FUND       VALUE FUND
-------------------------------------------------------------------------------------------------
Purchases of investment securities .....  $  11,272,072      $  1,649,099      $  1,357,831
Proceeds from sales of investment
securities .............................  $  16,374,593      $  2,091,767      $  1,739,692
-------------------------------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES
Certain officers of the Trust are also officers of the Adviser. Certain other officers of the Trust are also officers of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of average daily net assets of each Fund. The base management fee of 0.75% may be increased or decreased by 0.25% if a Fund outperforms or underperforms its relevant benchmark by at least 2.00%.

The Adviser currently intends to voluntarily waive its investment advisory fees and reimburse the Funds for expenses incurred to the extent necessary to limit total operating expenses of each Fund to a maximum level of 1.50% of each Fund's average daily net assets. Accordingly, during the six months ended November 30, 2002, the Adviser waived investment advisory fees of $27,929 for the Atalanta/Sosnoff Fund, waived all of its investment advisory fees of $8,338 and reimbursed $30,047 of other operating expenses for the Atalanta/Sosnoff Focus Fund and waived all of its investment advisory fees of $8,146 and reimbursed $29,530 of other operating expenses for the Atalanta/Sosnoff Value Fund.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of each Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Trust's average daily net assets up to $50 million; 0.125% of such net assets between $50 million and $100 million; 0.10% of such net assets between $100 million and $250 million; 0.75% of such net assets between $250 million and $500 million; and 0.05% of such net assets in excess of $500 million, subject to a $6,000 minimum monthly fee.

================================================================================

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,000 per month from each Fund plus an asset-based fee computed as a percentage of each Fund's average net assets. In addition, each Fund reimburses Ultimus for out-of-pocket expenses related to the pricing of each Fund's portfolio securities.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $18 per shareholder account from each Fund, subject to a $1,500 minimum monthly fee for each Fund, except if a Fund has less than 25 shareholders, the monthly fee is reduced to $1,000 and if a Fund has less than 100 shareholders but not less than 25, the monthly fee is reduced to $1,250. In addition, each Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

SERVICE PLAN
The  Trust  has  adopted  a  Service  Plan  (the  Plan)  under  which  each Fund compensates Atalanta/Sosnoff Management Corporation (the Distributor) for services related to the distribution and promotion of Fund shares. Each Fund pays the Distributor a fee, computed and accrued daily and paid monthly, at a maximum annual rate of 0.25% of the average daily net assets of each Fund. During the six months ended November 30, 2002, the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund and the Atalanta/Sosnoff Value Fund incurred expenses of $1,580, $163 and $82, respectively, under the Plan.


24

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25

                        ATALANTA/SOSNOFF INVESTMENT TRUST
                   101 Park Avenue o New York, New York 10178
                       toll free 1-877-SOSNOFF (767-6633)
                        website o www.atalantasosnoff.com
                       e-mail o asfund@atalantasosnoff.com

                                BOARD OF TRUSTEES
                                 Toni E. Sosnoff
                                Howard A. Drucker
                                Irving L. Straus
                                 Aida L. Wilder

                               INVESTMENT ADVISER
                    Atalanta/Sosnoff Capital Corp. (Delaware)
                   101 Park Avenue o New York, New York 10178
                                  212-867-5000

                                   DISTRIBUTOR
                     Atalanta/Sosnoff Management Corporation
                   101 Park Avenue o New York, New York 10178

                                 TRANSFER AGENT
                           Ultimus Fund Solutions, LLC
                  P.O. Box 46707 o Cincinnati, Ohio 45246-0707

                              Shareholder Services
                     Nationwide: (Toll-Free) 1-877-SOSNOFF
                                             1-877-767-6633